Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Related Parties Schedule Of Related Party Transactions 1	$ 30
Related Parties Schedule Of Related Party Transactions 2	22,679
Related Parties Schedule Of Related Party Transactions 3	0
Related Parties Schedule Of Related Party Transactions 4	27,344
Related Parties Schedule Of Related Party Transactions 5	$ 0